OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and Reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions			1 Months Ended	12 Months Ended
	Sep. 29, 2023	Feb. 02, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA				€ 713	€ 673	€ 581
Metal price lag				(86)	(29)	187
Share based compensation costs				(20)	(18)	(15)
(Losses) / gains on pension plan amendments				0	47	(32)
Depreciation and amortization				(294)	(287)	(267)
Restructuring costs				0	(1)	(3)
Unrealized (losses) / gains on derivatives				(3)	(46)	35
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net				(2)	(1)	1
Gains / (losses) on disposal				29	(4)	(3)
Income from operations				337	334	484
Finance costs - net				(141)	(131)	(167)
Income before tax				196	203	317
Income tax (expense) / benefit				(67)	105	(55)
Net income				129	308	262
Collective bargaining agreement, period			3 years
Discontinued operations
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Gains / (losses) on disposal	€ 36	€ (5)
OPEB
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
(Losses) / gains on pension plan amendments					49
Negative past service cost recorded to cancel gain originally recognized						31
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA				283	326	344
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA				324	217	111
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA				133	149	142
H&C
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA				€ (27)	€ (19)	€ (16)